Share capital - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Shares issued upon exercise of share options, for cash (in shares)	56,644
Shares issued to the public (in shares)	6,104,958
Total
Balance beginning of year	$ 3,347,086
Balance end of year	$ 3,473,813	$ 3,347,086
Voting common shares
Number of Shares
Beginning balance (in shares)	158,801,722	158,801,722,000
Ending balance (in shares)	164,963,324	158,801,722
Share capital
Total
Balance beginning of year	$ 3,007,924	$ 3,007,924
Shares issued upon exercise of share options, for cash	265	0
Estimated fair value of share options exercised transferred from contributed surplus	103
Increase (decrease) through shares issued to the public, net of share issuance costs	48,041
Share issuance cost	(1,770)
Balance end of year	$ 3,054,563	$ 3,007,924